Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,225,000
Previously Paid Amount	0.00
Total Fee Amount	169.17
Total Offset Amount	0.00
Net Fee	169.17
Narrative - Max Aggregate Offering Price	$ 1,225,000
Final Prospectus	true